James Advantage Funds

James Micro Cap Fund

(the “Fund”)

Supplement dated November 27, 2024 to the Prospectus for the Fund, dated November 1, 2024

Effective immediately, the sub-section entitled “Performance – Annual Total Returns” within the FUND SUMMARY section of the Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Total Returns (Years ended December 31):

40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
6.39%
2.61%
19.62%
2.92%
-16.56%
26.49%
-4.20%
36.24%
-17.30%
31.72%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Best Quarter	4th Quarter 2020	22.92%
Worst Quarter	1st Quarter 2020	-37.18%

The Fund’s year-to-date return as of September 30, 2024 was 11.98%.

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THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND

PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Fund’s Summary Prospectus and Prospectus have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference. For a free paper or electronic copy of the Fund’s Summary Prospectus and Prospectuses, including any supplements thereto, and other information, go to http://www.jamesfunds.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Fund.